Equity Method Investments - Schedule of Investments in Equity Method Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Equity Method Investments [Line Items]
Balance as of December 31, 2025			$ 11.8
Equity share in loss of investee	$ (0.3)	$ (0.2)	(1.5)	$ (2.0)
Balance as of June 30, 2026	10.3		10.3
Perfomex
Schedule of Equity Method Investments [Line Items]
Balance as of December 31, 2025			6.0
Equity share in loss of investee			(0.6)
Balance as of June 30, 2026	5.4		5.4
Perfomex II
Schedule of Equity Method Investments [Line Items]
Balance as of December 31, 2025			5.8
Equity share in loss of investee			(0.9)
Balance as of June 30, 2026	$ 4.9		$ 4.9